Other disclosures (Details) $ / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended
	Feb. 05, 2026 AUD ($) Tranche $ / shares shares	Feb. 05, 2026 USD ($) Tranche	Feb. 28, 2026 AUD ($) shares	Feb. 28, 2026 USD ($) shares	Feb. 05, 2026 $ / shares shares	Dec. 31, 2025 USD ($) $ / $ Payment shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 shares
Capital and other commitments [Abstract]
Commitments						$ 16,482,000	$ 16,605,000	$ 2,420,000
Contingent liabilities [Abstract]
Contingent liabilities						$ 0
Number of ordinary shares issued, fully paid (in shares) | shares						2,674,633,957	2,608,172,516	2,325,614,708	2,098,818,267
Events After Reporting Period [Member]
Contingent liabilities [Abstract]
Number of ordinary shares issued, fully paid (in shares) | shares			400,000,000	400,000,000
Gross proceeds			$ 72	$ 50,000,000
Events After Reporting Period [Member] | Australian and New Zealand Shareholders [Member]
Contingent liabilities [Abstract]
Number of ordinary shares issued, fully paid (in shares) | shares	400,000,000				400,000,000
Issue price (in dollar per share) | (per share)	$ 0.18				$ 0.13
Number of tranches | Tranche	1	1
Gross proceeds	$ 72	$ 50,000,000
Rhyolite Ridge [Member] | Boundary Peak Minerals LLC [Member]
Contingent liabilities [Abstract]
Number of progress payments made | Payment						4
Contingent liability settlement payable amount						$ 3,000,000
Exchange rate | $ / $						0.75
Payable within One Year [Member]
Capital and other commitments [Abstract]
Water rights						$ 1,594,000	$ 1,336,000	$ 498,000
Non-cancellable operating lease rental commitments						190,000	261,000	267,000
Exploration and evaluation expenditure commitments						0	317,000	216,000
Commitments						1,784,000	1,913,000	981,000
Payable After One Year but not Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights						5,392,000	4,971,000	953,000
Non-cancellable operating lease rental commitments						163,000	288,000	54,000
Exploration and evaluation expenditure commitments						0	317,000	432,000
Commitments						5,555,000	5,576,000	1,439,000
Payable Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights						9,143,000	9,116,000	0
Non-cancellable operating lease rental commitments						0	0	0
Exploration and evaluation expenditure commitments						0	0	0
Commitments						$ 9,143,000	$ 9,116,000	$ 0